Value Line Premier Growth Fund, Inc.

7 Times Square

New York, NY 10036

212-907-1850

August 23, 2017

Securities and Exchange Commission

Washington, D.C. 20549

Re:	Value Line Premier Growth Fund, Inc. File Nos. 2-12663; 811-02278 Rule 497

Dear Sir/Madam:

We are filing today via EDGAR an exhibit under Rule 497 containing interactive data format risk/return summary information. The exhibit mirrors the risk/return summary information in the prospectus dated August 11, 2017.

Should you have any questions regarding this filing, please do not hesitate to contact the undersigned at (212)907-1850.

Sincerely yours,

Peter D. Lowenstein

Legal Counsel